Document and Entity Information	Oct. 04, 2023
Prospectus:
Document Type	497
Document Period End Date	Oct. 04, 2023
Entity Registrant Name	DREYFUS CASH MANAGEMENT
Entity Central Index Key	0000759667
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 04, 2023
Document Effective Date	Oct. 04, 2023
Prospectus Date	Jun. 01, 2023
DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS [Member]
Prospectus:
Entity Registrant Name	DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Entity Central Index Key	0000740123
GENERAL MONEY MARKET FUND, INC. [Member]
Prospectus:
Entity Registrant Name	GENERAL MONEY MARKET FUND, INC.
Entity Central Index Key	0000353560
GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. [Member]
Prospectus:
Entity Registrant Name	GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Entity Central Index Key	0000703153
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND [Member]
Prospectus:
Entity Registrant Name	GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Entity Central Index Key	0000803950
DREYFUS CASH MANAGEMENT | Institutional Shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DICXX
DREYFUS CASH MANAGEMENT | Investor Shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DVCXX
DREYFUS CASH MANAGEMENT | administrative shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DACXX
DREYFUS CASH MANAGEMENT | Preferred Shares | DREYFUS CASH MANAGEMENT
Prospectus:
Trading Symbol	DCEXX
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares | DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DEIXX
GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund - Wealth Shares | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMMXX
GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund-Service Shares | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMBXX
GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund-Premier Shares | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMGXX
General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Wealth Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GTMXX
General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Service Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GBMXX
General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Premier Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GMHXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Wealth Shares | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNMXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Service Shares | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNYXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Premier Shares | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNBXX